Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Dec. 31, 2014		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				$ (16)		$ (16)		$ (4)		$ (2)
Other comprehensive loss before reclassification						(38)		(16)		(3)
Amounts reclassified from AOCI to interest expense						5		4		1
Net other comprehensive income (loss)		$ (19)	[1]	(14)	[1]	(33)	[2]	(12)	[1],[2]	(2)	[1],[2]
Balance sheet adjustment related to transitioning from separate return method (see Note 3)						6
Balance, end of period		(43)				(43)		(16)		(4)
AOCI attributable to noncontrolling interest		(40)				(40)
AOCI attributable to NextEra Energy Partners	[3]	(3)				(3)		(16)
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				9		9		(6)		(2)
Other comprehensive loss before reclassification						(24)		11		(5)
Amounts reclassified from AOCI to interest expense						5		4		1
Net other comprehensive income (loss)						(19)		15		(4)
Balance sheet adjustment related to transitioning from separate return method (see Note 3)						6
Balance, end of period		(4)				(4)		9		(6)
AOCI attributable to noncontrolling interest		(4)				(4)
AOCI attributable to NextEra Energy Partners		0				0
Net Unrealized Gains (Losses) on Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				$ (25)		(25)		2		0
Other comprehensive loss before reclassification						(14)		(27)		2
Amounts reclassified from AOCI to interest expense						0		0		0
Net other comprehensive income (loss)						(14)		(27)		2
Balance sheet adjustment related to transitioning from separate return method (see Note 3)						0
Balance, end of period		(39)				(39)		$ (25)		$ 2
AOCI attributable to noncontrolling interest		(36)				(36)
AOCI attributable to NextEra Energy Partners		$ (3)				$ (3)

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.